Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

Note 8. Fair Value Measurements

Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 820 are described as follows:

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Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

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Level 2 – Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

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Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Valued at the closing price reported on the active market on which the individual securities are traded.

Employer securities: These common stocks are valued at the closing price reported on the active market on which the individual securities are traded.

Collective Trusts: The collective trusts represent investments in the Flexpath Index funds consisting of a mix of investments, including stocks, bonds, cash and cash alternatives, that adjust over time. The net asset value of the common trust is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. There are no participant redemption restrictions for these investments and participants can transact daily in these funds. The Plan has no unfunded commitments and no contractual obligations to further invest in the trusts.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth the Plan's assets by level, within the fair value hierarchy, measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	Level 1	Level 2	Level 3	Total
December 31, 2025
Mutual funds:
Fixed income	$43,622,050	$—	$—	$43,622,050
Equity	357,195,391	—	—	357,195,391
Employer securities	30,751,151	—	—	30,751,151
Total investments in the fair value hierarchy	$431,568,592	$—	$—	$431,568,592
Investments measured at net asset value:
Collective trust funds(1)				227,077,727
Total investments at fair value				$658,646,319

	Level 1	Level 2	Level 3	Total
December 31, 2024
Mutual funds:
Fixed income	$40,730,371	$—	$—	$40,730,371
Equity	322,153,435	—	—	322,153,435
Employer securities	26,631,541	—	—	26,631,541
Total investments in the fair value hierarchy	$389,515,347	$—	$—	$389,515,347
Investments measured at net asset value:
Collective trust funds(1)				188,301,463
Total investments at fair value				$577,816,810

(1) Certain investments that were measured using net asset value as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.